RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Compensation to Directors and Executive Officers

Compensation to Directors and executive officers of the Group comprised the following:

	2025	2024	2023
	USD	USD	USD
Short-term employee benefits	521,801	684,902	449,068
Share-based compensation	3,154,000	136,800	-

Schedule of Transactions and Outstanding Balances Related to Key Management Personnel

The aggregate value of transactions and outstanding balances related to key management personnel and entities over which they have control or significant influence were as follows.

	Transaction values for the years ended December 31,			Balance outstanding as at December 31,
	2025	2024	2023	2025	2024
	USD	USD	USD	USD	USD
Repayment (from)/loan to a shareholder, net***	(25,576)	211,102	(458,403)	(245,962)	(207,636)
Payment made on behalf of the Company by a shareholder and amount due to a shareholder *	(173,502)	(6,144)	(59,559)	(245,111)	(64,854)
Rental expenses to a related party and rental payable to a director**	-	-	(31,311)	-	-

*	The CEO paid the interest of convertible note on behalf of the Company.

**	Amount due to this related party represents the lease payable to the employee dormitory rented from a director.

***	It represented loan and advance from a shareholder which net off with the repayment for operational purposes. On September 10, 2024, Hong Ye Group Private Limited entered into a loan agreement with the CEO, Fu Xiaowei. The loan amounted to S$450,000 which equal to $336,331 with 8% per annum interest-bearing was due on December 9, 2024 and extended to be repayable on demand. As of December 31, 2025, the outstanding balance of the loan amounted to S$450,000.
	As of December 31,
	2025	2024
	USD	USD
Amount due from related parties	501,637	451,133
Amount due to related parties	(503,007)	(307,258)

Schedule of Related Party Balances	Other related party transactions
	Transaction values for the years ended December 31,			Balance outstanding as at December 31,
	2025	2024	2023	2025	2024
	USD	USD	USD	USD	USD
Prepayment to a related party	726,506	359,142	-	380,433	353,245
Upkeeping and maintenance service provided by a related party and payable to a related party	(341,218)	(90,809)	(40,083)	-	(29,773)
Payment made by the Company on behalf of a related party	80,969	33,147	-	114,004	32,603
Landscape crew outsourcing service provided to a related party and receivable from a related party	26,112	35,530	32,153	5,775	65,285
Outdoor landscape service provided by a related party and payable to a related party	(24,065)	(7,332)	(6,143)	(11,934)	(4,995)
YY App license grant service provided to a related party	-	-	111,823	-	-
Back charged lease payment to a related party	16,831	-	-	1,425	-